Net Loss Per Share - Antidilutive Shares (Details) - shares	1 Months Ended	12 Months Ended
	Feb. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		45,154,631	147,330,749	149,491,092
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	129,148,393	0	129,148,393	129,148,393
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		16,411,978	14,661,253	16,821,596
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		7,084,967	0	0
RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		0	2,535,825	2,535,825
Brookfield SAFE
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		5,000,000	0	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		16,657,686	985,278	985,278